SCHEDULE OF SUMMARIZES THE ACTIVITY FOR RSUS AND PSUS GRANTED UNDER THE PLAN (Details) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance | shares	938,206
Weighted Average Grant Date Fair Value Beginning | $ / shares	$ 1.42
Number of Restricted shares Granted | shares	2,558,329
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 0.97
Number of Restricted shares Vested | shares	(923,755)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 1.45
Number of Restricted shares Forfeited | shares	(70,006)
Weighted Average Grant Date Fair Value Forfeited | $ / shares	$ 1.20
Number of Shares, Balance | shares	2,502,774
Weighted Average Grant Date Fair Value Ending | $ / shares	$ 0.96
Performance Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance | shares	934,623
Weighted Average Grant Date Fair Value Beginning | $ / shares	$ 1.58
Number of Restricted shares Granted | shares	1,416,107
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 1.04
Number of Restricted shares Vested | shares	(934,623)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 1.58
Number of Restricted shares Forfeited | shares	(191,666)
Weighted Average Grant Date Fair Value Forfeited | $ / shares	$ 1.20
Number of Shares, Balance | shares	1,224,441
Weighted Average Grant Date Fair Value Ending | $ / shares	$ 1.13